Shareholder Report, Holdings (Details)	Jun. 30, 2025
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member] | Other Assets Net Of Liabilities Member
Holdings [Line Items]
Percent of Net Asset Value	60.49%
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.82%
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.69%
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	190.31%
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member] | Money Market Fund Member
Holdings [Line Items]
Percent of Net Asset Value	9.69%
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member] | Other Assets Net Of Liabilities Member
Holdings [Line Items]
Percent of Net Asset Value	95.68%
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.55%)
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	190.13%
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member] | Money Market Fund Member
Holdings [Line Items]
Percent of Net Asset Value	9.87%
T-Rex 2X Long Ether Daily Target ETF [Member] | Other Assets Net Of Liabilities Member
Holdings [Line Items]
Percent of Net Asset Value	64.12%
T-Rex 2X Long Ether Daily Target ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.43%
T-Rex 2X Long Ether Daily Target ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
T-Rex 2X Long Ether Daily Target ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	191.55%
T-Rex 2X Long Ether Daily Target ETF [Member] | Money Market Fund Member
Holdings [Line Items]
Percent of Net Asset Value	8.45%
T-Rex 2X Inverse Ether Daily Target ETF [Member] | Other Assets Net Of Liabilities Member
Holdings [Line Items]
Percent of Net Asset Value	83.65%
T-Rex 2X Inverse Ether Daily Target ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
T-Rex 2X Inverse Ether Daily Target ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
T-Rex 2X Inverse Ether Daily Target ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	191.33%
T-Rex 2X Inverse Ether Daily Target ETF [Member] | Money Market Fund Member
Holdings [Line Items]
Percent of Net Asset Value	8.67%